Net Periodic Benefit Cost Not Yet Recognized (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension and Other Postretirement Benefits Disclosure [Line Items]
Prior service cost - Gross	$ 2,089	$ 2,555
Actuarial gain - Gross	191,675	156,994
Transition asset - Gross	(11)	(12)
Total - Gross	193,753	159,537
Prior service cost - Net of tax	1,263	1,545
Actuarial gain - Net of tax	115,868	94,903
Transition asset - Net of tax	(7)	(7)
Total - Net of tax	117,124	96,441
Postretirement Benefit
Pension and Other Postretirement Benefits Disclosure [Line Items]
Prior service cost - Gross	(13,598)	(16,853)
Actuarial gain - Gross	(934)	(3,210)
Total - Gross	(14,532)	(20,063)
Prior service cost - Net of tax	(8,220)	(10,188)
Actuarial gain - Net of tax	(565)	(1,940)
Total - Net of tax	$ (8,785)	$ (12,128)